Sales - Other assets - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Total	€ 1,837	€ 1,383	€ 1,281	€ 1,204
o/w other non-current assets	136	125	129
o/w other current assets	€ 1,701	€ 1,258	€ 1,152